Supplemental Guarantor Financial Information - Summary of Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 177,228	$ 142,893	$ 32,616
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(97,795)	(93,698)	(38,659)
Purchases of property and equipment	(31,243)	(23,904)	(33,523)
Cash paid for minority investments	(8,475)	(34,140)
Proceeds from sale of property and equipment	93	94	54
Proceeds from note receivable	3,454
Proceeds from sale of assets	191	100	23
Purchases of intangible assets	(76)	(200)	(751)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	50	433	(231)
Net cash used in investing activities	(133,801)	(151,315)	(73,087)
Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	147,000	150,000	1,202,000
Repayment of notes payable and revolver	(140,500)	(110,500)	(1,284,625)
Payment of financing costs		(53)	(12,552)
Payment of deferred consideration	(14,991)	(98,318)	(55,635)
Payment of redeemable non-controlling interest liability	(30,543)	(4,190)
Principal payments on capital lease obligations	(4,822)	(3,608)
Proceeds from exercise of stock options	2,224	137
Proceeds from issuance of common stock		43,500	252,612
Issuance costs of common stock		(2,904)	(17,512)
Net cash provided by (used in) financing activities	(41,632)	(25,936)	84,288
Net effect of exchange rate on cash and cash equivalents	(1,144)	(78)	(247)
Net increase (decrease) in cash and cash equivalents	651	(34,436)	43,570
Cash and cash equivalents:
Beginning of period	32,379	66,815	23,245
End of period	33,030	32,379	66,815
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	2	(1)
Cash flows from financing activities:
Proceeds from exercise of stock options	2,224	137
Proceeds from issuance of common stock		43,500	252,612
Issuance costs of common stock		(2,904)	(17,512)
Intercompany advances and investments	(2,215)	(40,731)	(235,099)
Net cash provided by (used in) financing activities	9	2	1
Net increase (decrease) in cash and cash equivalents	11	1	1
Cash and cash equivalents:
Beginning of period	1	1
End of period	12	1	1
Issuer [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(50,147)	(63,853)	(97,851)
Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	147,000	150,000	1,202,000
Repayment of notes payable and revolver	(140,500)	(110,500)	(1,284,625)
Payment of financing costs		(53)	(12,552)
Intercompany advances and investments	39,367	(7,126)	228,363
Net cash provided by (used in) financing activities	45,867	32,321	133,186
Net increase (decrease) in cash and cash equivalents	(4,280)	(31,532)	35,335
Cash and cash equivalents:
Beginning of period	4,347	35,879	544
End of period	67	4,347	35,879
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	220,468	215,212	129,007
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(92,376)	(69,578)	(31,274)
Purchases of property and equipment	(28,058)	(22,850)	(33,403)
Cash paid for minority investments	(8,475)	(34,140)
Proceeds from sale of property and equipment	51	39	54
Proceeds from note receivable	3,454
Proceeds from sale of assets	191	100	23
Purchases of intangible assets	(76)	(200)	(751)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	(296)	191	(220)
Net cash used in investing activities	(125,585)	(126,438)	(65,571)
Cash flows from financing activities:
Payment of deferred consideration	(14,503)	(41,244)	(53,272)
Payment of redeemable non-controlling interest liability	(30,543)	(4,190)
Principal payments on capital lease obligations	(4,822)	(3,608)
Intercompany advances and investments	(42,431)	(46,073)	(4,758)
Net cash provided by (used in) financing activities	(92,299)	(95,115)	(58,030)
Net increase (decrease) in cash and cash equivalents	2,584	(6,341)	5,406
Cash and cash equivalents:
Beginning of period	18,702	25,042	19,636
End of period	21,286	18,702	25,042
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	6,905	(8,465)	1,460
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	(5,419)	(24,120)	(7,385)
Purchases of property and equipment	(3,185)	(1,054)	(120)
Proceeds from sale of property and equipment	42	55
Net (deposits) and withdrawals of principal balances in restricted cash accounts	346	242	(11)
Net cash used in investing activities	(8,216)	(24,877)	(7,516)
Cash flows from financing activities:
Payment of deferred consideration	(488)	(57,074)	(2,363)
Intercompany advances and investments	5,279	93,930	11,494
Net cash provided by (used in) financing activities	4,791	36,856	9,131
Net effect of exchange rate on cash and cash equivalents	(1,144)	(78)	(247)
Net increase (decrease) in cash and cash equivalents	2,336	3,436	2,828
Cash and cash equivalents:
Beginning of period	9,329	5,893	3,065
End of period	$ 11,665	$ 9,329	$ 5,893